Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended					2 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2018	Jun. 30, 2017	May 31, 2017	May 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Number of common stock issued			831,112
Number of common stock shares issued value							$ 93,500
Shares issued price per share		$ 0.1125	$ 0.1125			$ 0.1125	$ 0.1125
Proceeds from private placement			$ 93,500				$ 906,500
Payment of offering cost			$ 6,545				$ 6,545	$ 27,380
Stock price per unit		$ 0.1125				$ 0.1125	$ 0.1125
Gross proceeds of stock							$ 582,500	1,261,592
Common stock subscription value		$ (484,000)				$ (484,000)	(484,000)
Relative fair value of common stock		$ 794,372				$ 794,372	794,372
Fair value of warrants							$ 178,628
Private Placement [Member]
Relative fair value of common stock	$ 19,762			$ 1,139,573
Fair value of warrants	$ 5,438			$ 255,927
Common Stock [Member]
Number of common stock issued							831,112
Number of common stock shares issued value							$ 83
Shares issued price per share		$ 0.125				$ 0.125	$ 0.125
Payment of offering cost							$ 22,464
Stock price per unit		$ 10.00				$ 10.00	$ 10.00
Sales of stock		778,400					778,400
Gross proceeds of stock		$ 973,000				$ 484,000	$ 973,000
Common stock shares, subscribed units		387,200				387,200	387,200
Common stock shares subscription but not issued		3,872,000				3,872,000	3,872,000
Common stock subscription value		$ 484,000				$ 484,000	$ 484,000
Common stock subscription receivable		$ 484,000				$ 484,000	$ 484,000
Common Stock [Member] | Private Placement [Member]
Number of common stock and warrant units			1,116,400
Stock price per unit			$ 1.25
Common stock description			Each unit consisted of ten shares of Common Stock
Common Stock [Member] | Private Placement [Member] | Class A [Member]
Stock price per unit			$ 0.25
Common Stock [Member] | Private Placement [Member] | Class B [Member]
Stock price per unit			0.38
Common Stock [Member] | Private Placement [Member] | Class C [Member]
Stock price per unit			$ 0.50
Intiva USA [Member]
Number of common stock issued					24,000,000
Number of common stock shares issued value					$ 201,228